Schedule of Investments (unaudited) January 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.8%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	$1,870	$1,921,930
5.87%, 02/23/22	1,000	1,063,690
5.90%, 02/01/27	933	1,057,341
5.95%, 02/01/37(a)	946	1,054,582
6.75%, 01/15/28	450	528,790
Bombardier Inc., 7.45%, 05/01/34(b)	450	431,528
Leonardo U.S. Holdings Inc.
6.25%, 01/15/40(b)	300	333,084
7.38%, 07/15/39(b)	150	184,593
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	500	506,115

		7,081,653

Airlines — 0.2%
UAL Pass Through Trust, Series 2007-1A, 6.64%, 07/02/22(a)	319	338,410

Apparel — 0.6%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(a)	1,163	1,137,856

Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28	150	167,150

Banks — 11.8%
Barclays Bank PLC, 6.86%, (Call 06/15/32)(b)(c)(d)	100	123,429
Barclays PLC
4.38%, 09/11/24	1,300	1,395,914
4.84%, 05/09/28 (Call 05/07/27)	1,900	2,114,814
5.20%, 05/12/26	2,050	2,314,635
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(a)(d)	2,625	2,596,912
4.50%, 04/01/25(a)	2,575	2,654,876
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	1,800	2,466,648
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	3,500	3,713,990
RBS Capital Trust II, 6.43%, (Call 01/03/34)(c)(d)	675	961,875
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(c)(d)	1,375	1,988,443
Standard Chartered PLC, 7.01%, (Call 07/30/37)(b)(c)(d)	1,300	1,598,090

		21,929,626

Chemicals — 3.2%
CF Industries Inc.
3.45%, 06/01/23	1,275	1,314,895
4.95%, 06/01/43(a)	1,172	1,250,290
5.15%, 03/15/34(a)	1,223	1,413,213
5.38%, 03/15/44	1,375	1,548,662
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(a)	485	485,951

		6,013,011

Commercial Services — 1.7%
ADT Security Corp. (The)
3.50%, 07/15/22(a)	1,692	1,717,059
4.13%, 06/15/23	1,447	1,476,374

		3,193,433

Computers — 2.3%
Dell Inc.
4.63%, 04/01/21	660	676,243
5.40%, 09/10/40	475	490,608
6.50%, 04/15/38(a)	600	670,626
7.10%, 04/15/28(a)	455	548,307

Security	Par (000)	Value

Computers (continued)
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(a)	$1,791	$1,819,083

		4,204,867

Cosmetics & Personal Care — 1.9%
Avon Products Inc.
7.00%, 03/15/23	862	941,209
8.95%, 03/15/43(a)	425	563,648
Edgewell Personal Care Co.
4.70%, 05/19/21	1,085	1,112,016
4.70%, 05/24/22	819	845,847

		3,462,720

Diversified Financial Services — 2.2%
Navient Corp.
5.50%, 01/25/23	1,725	1,807,489
5.63%, 08/01/33	1,120	1,021,731
7.25%, 01/25/22	1,210	1,303,957

		4,133,177

Electric — 1.7%
DPL Inc.
4.35%, 04/15/29 (Call 01/15/29)(a)(b)	700	690,284
7.25%, 10/15/21 (Call 07/15/21)	650	688,896
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	510	511,449
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	167	148,718
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	685	714,558
6.50%, 03/15/40(a)	450	465,421

		3,219,326

Electronics — 0.8%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	510	526,483
5.45%, 12/15/24 (Call 09/15/24)	932	981,918

		1,508,401

Energy – Alternate Sources — 0.9%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	1,499	1,697,633

Engineering & Construction — 0.2%
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	425	440,861

Food — 0.2%
Safeway Inc., 7.25%, 02/01/31	433	469,511

Forest Products & Paper — 0.1%
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	210	261,229

Health Care – Services — 1.5%
HCA Inc.
7.05%, 12/01/27(a)	190	222,148
7.50%, 11/15/95(a)	350	433,146
7.69%, 06/15/25	717	871,076
8.36%, 04/15/24	70	84,739
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	665	691,859
Tenet Healthcare Corp., 6.88%, 11/15/31(a)	570	588,371

		2,891,339

Home Builders — 2.0%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	430	469,964
6.00%, 01/15/43 (Call 10/15/42)(a)	906	1,008,768
PulteGroup Inc.
6.00%, 02/15/35(a)	598	687,604
6.38%, 05/15/33(a)	656	792,133

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
7.88%, 06/15/32(a)	$620	$831,947

		3,790,416

Housewares — 3.5%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	1,450	1,508,159
4.00%, 06/15/22 (Call 03/15/22)(a)	250	257,615
4.00%, 12/01/24 (Call 09/01/24)(a)	200	207,804
4.20%, 04/01/26 (Call 01/01/26)	2,350	2,452,389
5.38%, 04/01/36 (Call 10/01/35)(a)	450	493,655
5.50%, 04/01/46 (Call 10/01/45)	700	763,084
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)(a)	950	937,071

		6,619,777

Insurance — 2.0%
Genworth Holdings Inc.
6.50%, 06/15/34	510	511,066
7.20%, 02/15/21	625	647,519
7.63%, 09/24/21	1,288	1,361,068
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	500	664,305
MBIA Inc.
5.70%, 12/01/34(a)	75	70,969
6.40%, 08/15/22 (Call 03/23/20)	110	109,889
Provident Financing Trust I, 7.41%, 03/15/38(a)	290	358,776

		3,723,592

Internet — 0.4%
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)(a)	655	672,266

Iron & Steel — 1.7%
Allegheny Ludlum LLC, 6.95%, 12/15/25(a)	195	207,958
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	1,080	1,179,717
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(a)	515	539,282
5.20%, 07/15/21 (Call 04/15/21)	420	432,986
Cleveland-Cliffs Inc., 6.25%, 10/01/40	505	421,609
U.S. Steel Corp., 6.65%, 06/01/37(a)	565	449,480

		3,231,032

Lodging — 2.4%
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	700	710,997
4.25%, 03/01/22 (Call 12/01/21)	1,075	1,101,896
5.40%, 04/01/24 (Call 02/01/24)(a)	514	549,307
5.63%, 03/01/21	410	422,981
5.75%, 04/01/27 (Call 01/01/27)(a)	930	1,016,564
6.35%, 10/01/25 (Call 07/01/25)(a)	530	594,453

		4,396,198

Manufacturing — 0.4%
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	650	672,984

Media — 1.2%
Belo Corp.
7.25%, 09/15/27	430	495,670
7.75%, 06/01/27	375	435,585
Liberty Interactive LLC
8.25%, 02/01/30	840	854,162
8.50%, 07/15/29(a)	430	437,761

		2,223,178

Mining — 3.0%
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	1,308	1,322,924
3.88%, 03/15/23 (Call 12/15/22)	1,405	1,433,859

Security	Par (000)	Value

Mining (continued)
4.55%, 11/14/24 (Call 08/14/24)	$622	$659,612
5.40%, 11/14/34 (Call 05/14/34)(a)	615	635,959
5.45%, 03/15/43 (Call 09/15/42)	1,425	1,452,004

		5,504,358

Office & Business Equipment — 4.6%
Pitney Bowes Inc.
4.13%, 10/01/21 (Call 09/01/21)	966	984,741
4.63%, 05/15/22 (Call 04/15/22)	725	736,361
4.63%, 03/15/24 (Call 12/15/23)(a)	900	856,323
5.20%, 04/01/23 (Call 03/01/23)	725	727,929
Xerox Corp.
3.80%, 05/15/24(a)	675	689,438
4.13%, 03/15/23 (Call 02/15/23)	1,701	1,760,586
4.50%, 05/15/21	1,703	1,741,743
4.80%, 03/01/35	410	388,360
6.75%, 12/15/39(a)	595	647,473

		8,532,954

Oil & Gas — 8.0%
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	517	425,403
4.88%, 11/01/43 (Call 05/01/43)	1,260	625,325
5.70%, 10/15/39	762	407,647
Global Marine Inc., 7.00%, 06/01/28(a)	400	335,900
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	1,025	1,061,890
5.88%, 12/01/42 (Call 06/01/42)(a)	625	580,706
7.05%, 05/01/29(a)	375	412,500
Nabors Industries Inc.
4.63%, 09/15/21	96	95,767
5.10%, 09/15/23 (Call 06/15/23)	500	458,750
5.50%, 01/15/23 (Call 11/15/22)(a)	850	854,990
Noble Holding International Ltd.
5.25%, 03/15/42	650	215,625
6.05%, 03/01/41(a)	600	204,168
6.20%, 08/01/40(a)	450	153,639
7.95%, 04/01/25 (Call 01/01/25)(a)	792	379,107
8.95%, 04/01/45 (Call 10/01/44)	700	296,282
Pride International LLC, 7.88%, 08/15/40	400	192,624
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	625	402,400
4.88%, 06/01/22 (Call 03/01/22)(a)	1,250	930,850
5.40%, 12/01/42 (Call 06/01/42)	645	322,203
5.85%, 01/15/44 (Call 07/15/43)(a)	626	307,040
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	460	452,378
6.20%, 01/23/25 (Call 10/23/24)(a)	1,595	1,326,593
Suncor Energy Ventures Corp., 4.50%, 04/01/22 (Call 01/01/22)(a)(b)	225	233,429
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)(a)	515	505,740
6.80%, 03/15/38(a)	1,784	1,153,320
7.50%, 04/15/31(a)	991	722,152
8.38%, 12/15/21	350	361,536
9.35%, 12/15/41	425	334,356
Valaris PLC
4.50%, 10/01/24 (Call 07/01/24)	425	215,734
5.20%, 03/15/25 (Call 12/15/24)	564	277,133
5.75%, 10/01/44 (Call 04/01/44)	1,550	637,391

		14,882,578

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 1.1%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	$950	$912,817
SESI LLC, 7.13%, 12/15/21 (Call 12/15/20)(a)	1,240	1,083,958

		1,996,775

Packaging & Containers — 1.4%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(a)	551	657,002
Pactiv LLC
7.95%, 12/15/25(a)	535	622,879
8.38%, 04/15/27(a)	360	421,063
Sealed Air Corp., 6.88%, 07/15/33(b)	750	891,180

		2,592,124

Pharmaceuticals — 0.5%
Owens & Minor Inc.
3.88%, 09/15/21(a)	585	566,315
4.38%, 12/15/24 (Call 09/15/24)	425	328,755

		895,070

Pipelines — 8.3%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(a)	1,175	1,161,147
4.13%, 12/01/27 (Call 09/01/27)(a)	825	816,131
4.15%, 07/01/23 (Call 04/01/23)(a)	929	939,832
4.35%, 10/15/24 (Call 07/15/24)	410	414,510
4.88%, 02/01/21 (Call 11/01/20)(a)	1,060	1,075,709
5.60%, 10/15/44 (Call 04/15/44)	510	469,384
5.85%, 11/15/43 (Call 05/15/43)(a)	775	733,871
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	900	921,744
4.75%, 09/30/21 (Call 06/30/21)(b)	817	838,144
4.95%, 04/01/22 (Call 01/01/22)(a)	560	582,170
5.60%, 04/01/44 (Call 10/01/43)	630	614,527
6.45%, 11/03/36(a)(b)	565	598,245
6.75%, 09/15/37(a)(b)	805	870,664
8.13%, 08/16/30	440	544,408
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(a)	1,325	1,216,628
4.40%, 04/01/24 (Call 01/01/24)	849	809,988
4.85%, 07/15/26 (Call 04/15/26)	925	853,192
5.05%, 04/01/45 (Call 10/01/44)(a)	650	494,065
5.45%, 06/01/47 (Call 12/01/46)	1,000	781,940
5.60%, 04/01/44 (Call 10/01/43)	510	403,084
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)(a)	377	386,964

		15,526,347

Real Estate Investment Trusts — 2.8%
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	485	290,287
5.25%, 12/01/23 (Call 09/01/23)(a)	735	443,491
5.95%, 12/15/26 (Call 09/15/26)	986	496,254
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	445	468,554
4.75%, 02/15/28 (Call 08/15/27)	855	892,415
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	370	363,292
4.50%, 04/18/22 (Call 01/18/22)	510	520,394
Senior Housing Properties Trust, 6.75%, 12/15/21 (Call 06/15/21)(a)	475	500,412
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(a)	1,300	1,159,054

		5,134,153

Security	Par (000)	Value

Retail — 4.8%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(a)	$433	$424,717
4.92%, 08/01/34 (Call 02/01/34)	500	398,515
5.17%, 08/01/44 (Call 02/01/44)	1,529	1,123,479
Brinker International Inc.
3.88%, 05/15/23(a)	518	529,417
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	580	613,095
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	2,001	2,063,951
JC Penney Corp. Inc.
6.38%, 10/15/36(a)	350	108,437
7.40%, 04/01/37(a)	210	63,998
7.63%, 03/01/97	250	67,915
L Brands Inc.
6.95%, 03/01/33(a)	560	506,111
7.60%, 07/15/37(a)	525	497,348
Rite Aid Corp., 7.70%, 02/15/27	400	327,016
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)(a)	500	512,070
3.88%, 11/01/23 (Call 08/01/23)(a)	650	670,163
5.35%, 11/01/43 (Call 05/01/43)(a)	395	404,223
6.88%, 11/15/37	560	657,238

		8,967,693

Software — 0.6%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(a)	1,105	1,199,787

Telecommunications — 13.8%
CenturyLink Inc.
Series G, 6.88%, 01/15/28	320	358,176
Series P, 7.60%, 09/15/39	539	584,179
Series S, 6.45%, 06/15/21	800	839,880
Series T, 5.80%, 03/15/22(a)	935	986,350
Series U, 7.65%, 03/15/42	320	345,462
Embarq Corp., 8.00%, 06/01/36(a)	1,145	1,271,797
Frontier Communications Corp., 9.00%, 08/15/31(a)	1,351	617,691
Frontier Florida LLC, Series E, 6.86%, 02/01/28	450	424,575
Frontier North Inc., Series G, 6.73%, 02/15/28	250	235,625
Nokia of America Corp., 6.45%, 03/15/29(a)	300	316,260
Nokia OYJ, 6.63%, 05/15/39(a)	810	980,262
Qwest Corp.
6.75%, 12/01/21(a)	629	672,885
7.25%, 09/15/25	135	157,104
Sprint Capital Corp.
6.88%, 11/15/28	2,850	2,900,160
8.75%, 03/15/32	2,092	2,316,869
Sprint Communications Inc., 9.25%, 04/15/22(a)	200	226,372
Telecom Italia Capital SA
6.00%, 09/30/34(a)	1,188	1,336,346
6.38%, 11/15/33	1,251	1,459,904
7.20%, 07/18/36(a)	1,138	1,410,437
7.72%, 06/04/38(a)	1,200	1,550,784
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	1,652	1,717,271
U.S. Cellular Corp., 6.70%, 12/15/33(a)	889	1,004,668
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(a)(d)	3,450	4,067,343

		25,780,400

Toys, Games & Hobbies — 0.7%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(a)	435	431,859
5.45%, 11/01/41 (Call 05/01/41)	565	501,353

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies (continued)
6.20%, 10/01/40	$360	$343,019

		1,276,231

Transportation — 0.3%
XPO CNW Inc., 6.70%, 05/01/34(a)	450	483,781

Total Corporate Bonds & Notes — 96.7% (Cost: $177,477,366)		180,251,897

Short-Term Investments

Money Market Funds — 24.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(e)(f)(g)	41,209	41,233,268
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(e)(f)	4,305	4,305,000

		45,538,268

Total Short-Term Investments — 24.4% (Cost: $45,529,314)		45,538,268

Total Investments in Securities — 121.1% (Cost: $223,006,680)		225,790,165

Other Assets, Less Liabilities — (21.1)%		(39,392,652)

Net Assets — 100.0%		$186,397,513

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,399	19,810	41,209	$41,233,268	$54,200	(b)	$(463)	$5,149
BlackRock Cash Funds: Treasury, SL Agency Shares	1,554	2,751	4,305	4,305,000	7,518		—	—

				$45,538,268	$61,718		$(463)	$5,149

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$180,251,897	$—	$180,251,897
Money Market Funds	45,538,268	—	—	45,538,268

	$45,538,268	$180,251,897	$—	$225,790,165

4